Share-Based Compensation - Summary of Share Units (Deferred share units) (Details) - Deferred Share Units [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,406,170	1,147,182
Granted, Number | shares	146,942	247,317
In lieu of dividends, Number of DSUs | shares	8,598	11,671
Ending Balance, Number | shares	1,561,710	1,406,170
Opening Balance , Weighted average grant | $ / shares	$ 10.51	$ 11.01
Granted , Weighted average grant | $ / shares	7.23	8.33
In lieu of dividends , Weighted average grant | $ / shares	8.01	8.15
Ending Balance , Weighted average grant | $ / shares	$ 10.19	$ 10.51